PREPAID EXPENSES (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfCurrentPrepaymentsLineItems [Line Items]
Prepaid expenses	$ 123,272	$ 140,610	$ 200,526
General
DisclosureOfCurrentPrepaymentsLineItems [Line Items]
Prepaid expenses	47,216	0	57,681
Insurance
DisclosureOfCurrentPrepaymentsLineItems [Line Items]
Prepaid expenses	57,882	41,029	40,969
Environmental and taxes
DisclosureOfCurrentPrepaymentsLineItems [Line Items]
Prepaid expenses	8,789	47,508	40,695
Transportation and fuel
DisclosureOfCurrentPrepaymentsLineItems [Line Items]
Prepaid expenses	0	0	23,863
Rent
DisclosureOfCurrentPrepaymentsLineItems [Line Items]
Prepaid expenses	9,385	11,458	37,318
Market advisors
DisclosureOfCurrentPrepaymentsLineItems [Line Items]
Prepaid expenses	$ 0	$ 40,615	$ 0